Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38303
Entity Registrant Name	WPP plc
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	Sea Containers
Entity Address, Address Line Two	18 Upper Ground
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SE1 9GL
Entity Common Stock, Shares Outstanding	1,078,802,358
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction	true
Document Financial Statement Restatement Recovery Analysis	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0000806968
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	Sea Containers
Entity Address, Address Line Two	18 Upper Ground
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SE1 9GL
Contact Personnel Name	Andrea Harris
Country Region	44
City Area Code	(0) 20
Local Phone Number	7282 4600
Contact Personnel Email Address	andrea.harris@wpp.com
Ordinary shares
Entity Information [Line Items]
Title of 12(b) Security	Ordinary Shares of 10p each
Trading Symbol	WPP
ADR
Entity Information [Line Items]
Title of 12(b) Security	American Depositary Shares, eachrepresenting five Ordinary Shares (ADSs)
Trading Symbol	WPP
Security Exchange Name	NYSE